Loans - Schedule of Loans (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Repurchase of negotiable obligations	$ 175	$ 18	$ 3
Loans accrued	10,581	8,942	8,190	$ 7,088
Cancellation of negotiable obligations in Argentine pesos	1,475	1,496	1,327
Banco Nacion Argentina [member]
Disclosure of detailed information about borrowings [line items]
Loans granted	$ 233	28
Export Pre financing [member] | Banco Nacion Argentina [member]
Disclosure of detailed information about borrowings [line items]
Loans accrued		$ 133	$ 86